CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net income / (loss)	$ 101,986,000	$ (21,372,000)	$ 57,325,000
Adjustments to reconcile net income / (loss) to net cash provided by (used in) operating activities:
Amortization of debt discount and issue cost	2,841,000	1,806,000	1,757,000
Amortization of beneficial conversion	0	75,000	210,000
Settlement of interest payable in common stock	1,875,000	264,000	740,000
Depreciation and amortization	23,372,000	21,030,000	20,284,000
Share based compensation expense	43,631,000	30,029,000	22,322,000
Provision for accounts receivable credit losses	37,000	6,000	4,000
Provision for deferred income taxes	3,188,000	(864,000)	(7,187,000)
Provision for notes receivable credit losses	2,892,000	6,734,000	9,147,000
Impairment of investments	4,108,000	2,419,000	4,615,000
Impairment of long-lived assets	1,981,000	7,619,000	3,665,000
Impairment of intangible assets	0	0	635,000
Issuance of common stock in connection with extinguishment of puttable common stock liability	0	2,697,000	0
Settlement of induced conversion expense in common stock	1,365,000	0	0
Change in fair value puttable common stock	10,594,000	26,000	(71,267,000)
Change in fair value of puttable warrants issued with debt	4,662,000	0	0
Unrealized (gain) loss on equity securities owned	1,085,000	(3,301,000)	204,000
Unrealized gain on derivative assets	(83,840,000)	0	0
Changes in operating assets and liabilities:
Cash and securities segregated under federal and other regulations	0	0	24,384,000
Accounts receivable	(34,307,000)	2,143,000	(1,871,000)
Clearing house performance bonds and guarantee funds	19,897,000	(84,960,000)	77,796,000
Participant margin deposits	(25,150,000)	26,384,000	0
Receivables from broker-dealers, futures commission merchants, and clearing organizations	(18,767,000)	(30,936,000)	4,670,000
Other current assets	1,149,000	(4,362,000)	(172,000)
Other assets	(5,689,000)	(17,527,000)	(21,544,000)
Accounts payable and other liabilities	26,571,000	(12,621,000)	4,381,000
Accrued compensation payable	5,753,000	5,621,000	2,708,000
Other liabilities	(2,107,000)	(4,150,000)	2,822,000
Deferred transaction revenue	(183,000)	(718,000)	(3,886,000)
Payables to customers	22,498,000	24,883,000	(10,980,000)
Payables to clearing organizations	1,997,000	(120,000)	869,000
Net cash provided by (used in) operating activities	111,439,000	(49,195,000)	121,631,000
Cash flows from investing activities:
Capital expenditures	(26,739,000)	(16,202,000)	(10,947,000)
Capitalization of internally developed software	(12,268,000)	(9,692,000)	(9,087,000)
Purchases of investments	(1,578,000)	(18,369,000)	(9,650,000)
Cash paid for acquisitions, net of cash acquired	0	(19,876,000)	(24,245,000)
Net cash used in investing activities	(40,585,000)	(64,139,000)	(53,929,000)
Cash flows from financing activities:
Proceeds from debt issuance, net of debt discount	35,474,000	1,486,000	0
Puttable warrants issued with debt	59,526,000	0	0
Payment of debt issuance costs	(5,857,000)	0	0
Repayments of debt	(57,322,000)	(32,000,000)	(15,000,000)
Repayments of capital lease obligations	(145,000)	(136,000)	(2,541,000)
Repurchases of common stock from employee stock incentive plans	(12,424,000)	(3,313,000)	(1,382,000)
Proceeds from warrant extension	0	535,000	0
Proceeds from issuance of warrants with common stock	119,000	370,000	0
Proceeds from issuance of common stock and convertible preferred stock	10,035,000	16,436,000	9,571,000
Net cash provided by (used in) financing activities	29,406,000	(16,622,000)	(9,352,000)
Increase (decrease) in cash, cash equivalents, segregated cash, and restricted cash	100,260,000	(129,956,000)	58,350,000
Cash, cash equivalents, segregated cash and restricted cash at beginning of period	176,138,000	306,094,000	247,744,000
Cash, cash equivalents, segregated cash, and restricted cash at end of period	276,398,000	176,138,000	306,094,000
Reconciliation of cash, cash equivalents, segregated cash, and restricted cash:
Cash and cash equivalents	150,341,000	59,293,000	126,449,000
Cash segregated under federal and other regulations	30,809,000	15,191,000	19,528,000
Restricted cash	6,270,000	7,423,000	7,060,000
Restricted cash (clearing house performance bonds and guarantee funds)	87,744,000	67,847,000	153,057,000
Participant margin deposits	1,234,000	26,384,000	0
Total	276,398,000	176,138,000	306,094,000
Supplemental disclosure of cash transactions:
Cash paid for income taxes	457,000	602,000	2,521,000
Cash paid for interest	12,618,000	16,837,000	18,568,000
Supplemental disclosure of non-cash investing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	4,078,000	8,564,000	4,270,000
Contingent common stock issued in connection with acquisition of Dorman Trading LLC	0	0	2,579,000
Assets acquired under capital leases	287,000	357,000	280,000
Intangible assets acquired	0	0	635,000
Non-cash amounts related to capitalized internally developed software	722,000	528,000	580,000
Total non-cash investing activities	5,087,000	9,449,000	8,344,000
Supplemental disclosure of non-cash financing activities:
Conversion of puttable common stock into non-puttable common stock	0	137,268,000	10,421,000
Common stock issued in connection with acquisition of Dorman Trading LLC	0	0	7,738,000
Issuance of warrants with debt or debt amendments	520,000	445,000	0
Settlement of convertible loans in common stock	56,150,000	0	3,542,000
Total non-cash financing activities	$ 56,670,000	$ 137,713,000	$ 21,701,000